Accounts payable	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable

Note  17.   Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade creditors	3,299	5,001
Accounts payable to shareholders	1,378	—
Accounts payable to underwriters, promoters, and employees	1,150	1,071
Other accounts payable	1,136	663
Total accounts payable	6,963	6,735

Accounts payable to shareholders consist of short-term payables due to WISeKey International Holding Ltd in relation to interest on outstanding loans and the recharge of management services (see Notes 19 and 34).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees as well as accruals in relation to non-trade creditors such as various professional fees.